Loans - Loan Modifications Made to Borrowers Experiencing Financial Difficulty (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Commercial mortgage
Financing Receivable, Troubled Debt Restructuring [Line Items]
In % of the class of loans		0.10%
Months of payment delay		0 months
Months of term extension		0 months
Interest rate reduction		3.00%
Other consumer
Financing Receivable, Troubled Debt Restructuring [Line Items]
In % of the class of loans		1.80%
Months of payment delay		0 months
Months of term extension		34 months
Interest rate reduction		4.00%
Residential mortgage loans
Financing Receivable, Troubled Debt Restructuring [Line Items]
In % of the class of loans	1.40%	0.60%
Months of payment delay	0 months	6 months
Months of term extension	7 months	31 months
Interest rate reduction	3.50%	3.10%
Term extension and interest rate reduction | Residential mortgage loans
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis	$ 3,646	$ 3,823
Payments delay in # of months | Commercial mortgage
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis		0
Payments delay in # of months | Other consumer
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis		0
Payments delay in # of months | Residential mortgage loans
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis	0	750
Term extension | Other consumer
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis		56
Term extension | Residential mortgage loans
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis	33,363	7,490
Interest rate reduction | Commercial mortgage
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis		636
Interest rate reduction | Other consumer
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis		782
Interest rate reduction | Residential mortgage loans
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis	$ 7,409	$ 5,230